SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 — Subsequent Events

License Agreement

On April 5, 2013 the Company entered into an amendment with CleanFutures (the “Amendment”) to the License Agreement dated February 1, 2012 (the “License Agreement”). The Amendment resulted from the mutual agreement with CleanFutures that the original intent of the License Agreement was not being met or adhered to. In accordance with the Amendment, the Company will issue 1,850,000 shares of the Company’s common stock to CleanFutures; in turn, the Company will receive certain rights, including perpetual use of the CleanFutures Patent and future patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any of the Company’s competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This Amendment superseded the existing License Agreement. The Company has not yet issued the shares of common stock related to this agreement.

Asset Acquisition

Bright Automotive, Inc. (“Bright”) was established in 2008 as an offspring of the non-profit Rocky Mountain Institute to commercialize and develop the IDEA plug-in hybrid electric fleet vehicle. Bright ceased operations in March 2012 after failing to obtain a loan through the Advanced Technology Vehicles Manufacturing Loan Program. The Company successfully hired key members of the Bright team and acquired certain facilities and intellectual property in a bid to accelerate EchoDriveTM’s commercialization in spring of 2012. In the first quarter of 2013, Bright’s assets, including all of its intellectual properties and patents, were auctioned off and were purchased by Advanced Technical Asset Holdings, LLC (“ATAH”), a company wholly owned by a shareholder of the Company, for a total purchase price of $500,000, comprised of $250,000 of cash and $250,000 of promissory notes. On April 5, 2013 the Company acquired ATAH for 6,000,000 shares of the Company’s common stock, a fair market value of $3,120,000, as part of an exchange agreement with ATAH in which the Company received full ownership of the assets described above, $100,000 cash, and a promissory note for $400,000. The Company is in the process of evaluating the purchase price allocation. As part of the asset acquisition between Bright and ATAH, Bright is due 277,778 shares of the Company’s common stock. The Company has not yet issued the shares of common stock related to this transaction.

NOTE 15 — SUBSEQUENT EVENTS

On April 5, 2013, the Company and CleanFutures came to mutual agreement on a replacement agreement in which the Company will provide a promissory note for 1,850,000 of restricted Company shares and the Company in turn will receive certain rights including perpetual use of the CleanFutures Patent and future Patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any Company competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This agreement superseded the existing license agreement between the Company and CleanFutures.

In January 2013, the Bright assets, including all of its intellectual properties and patents, were auctioned off and were purchased by a third party entity. This third party entity has agreed to negotiate on a contractual relationship with the Company to give the Company access to the Bright assets. The contractual relationship will be evaluated as a potential variable interest entity.

Subsequent to the fiscal year ended December 31, 2012, in the first quarter 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price of $0.75 per share pursuant to a financing agreement with Newmarket Traders LTD.